Convertible Preferred Stock - Summary of Authorized, Issued and Outstanding Preferred Shares (Detail) - shares	Dec. 31, 2014	May. 07, 2014	Jan. 31, 2014	Dec. 31, 2013	Dec. 11, 2013	Dec. 31, 2012	Mar. 31, 2008	Aug. 31, 2004	Dec. 31, 2002	Dec. 31, 2000	Dec. 30, 2000
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized		29,135,824
Temporary equity, shares issued		17,803,273
Temporary Equity, Shares Outstanding		17,803,273
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized	0	31,410		31,410
Temporary equity, shares issued	0	31,407		31,407						31,407
Temporary Equity, Shares Outstanding	0	31,407		31,407		31,407
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized	0	711,987		711,987
Temporary equity, shares issued	0	467,814		467,814						110,988	600,999
Temporary Equity, Shares Outstanding	0	467,814		467,814		467,814
Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized	0	2,967,678		2,967,678
Temporary equity, shares issued	0	2,770,633		2,770,633					2,867,154
Temporary Equity, Shares Outstanding	0	2,770,633		2,770,633		2,770,633
Series C-1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized		3,076,923
Temporary equity, shares issued		0						984,615
Temporary Equity, Shares Outstanding	0	0		0		0
Series C-2 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized	0	2,347,826		2,347,826
Temporary equity, shares issued	0	2,347,826		2,347,826			2,347,826
Temporary Equity, Shares Outstanding	0	2,347,826		2,347,826		2,347,826
Series D-1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized	0	10,000,000		10,000,000
Temporary equity, shares issued	0	6,054,255		6,054,255
Temporary Equity, Shares Outstanding	0	6,054,255		6,054,255		0
Series D-2 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized	0	10,000,000		10,000,000
Temporary equity, shares issued	0	6,131,338	388,641	5,742,697	1,785,712
Temporary Equity, Shares Outstanding	0	6,131,338		5,742,697		0